Schedule of Investments(a)
May 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.92%
Aerospace & Defense–1.48%
L3Harris Technologies, Inc.	69,094	$13,780,799
Lockheed Martin Corp.	38,046	14,778,588
Teledyne Technologies, Inc.(b)	90,226	33,755,351
		62,314,738
Application Software–7.38%
Adobe, Inc.(b)	87,156	33,694,510
Citrix Systems, Inc.	100,737	14,921,164
RealPage, Inc.(b)	795,586	53,956,643
salesforce.com, inc.(b)	616,960	107,838,438
Splunk, Inc.(b)	318,323	59,157,146
Trade Desk, Inc. (The), Class A(b)	133,769	41,677,070
		311,244,971
Asset Management & Custody Banks–3.75%
Apollo Global Management, Inc.	1,326,018	63,118,457
Ares Management Corp., Class A	1,405,424	53,068,810
KKR & Co., Inc., Class A	1,511,081	41,932,498
		158,119,765
Automotive Retail–0.22%
CarMax, Inc.(b)	107,161	9,435,526
Biotechnology–2.35%
Alnylam Pharmaceuticals, Inc.(b)	155,597	21,047,606
Argenx SE, ADR (Netherlands)(b)	78,491	17,213,076
BeiGene Ltd., ADR (China)(b)	131,056	21,695,010
Moderna, Inc.(b)	632,481	38,897,582
		98,853,274
Cable & Satellite–0.85%
Altice USA, Inc., Class A(b)	1,144,227	29,429,519
DISH Network Corp., Class A(b)	206,148	6,524,584
		35,954,103
Communications Equipment–0.67%
Motorola Solutions, Inc.	207,523	28,084,088
Consumer Electronics–1.31%
Sony Corp. (Japan)	867,100	55,370,932
Data Processing & Outsourced Services–7.75%
Fidelity National Information Services, Inc.	268,621	37,292,654
Mastercard, Inc., Class A	460,395	138,528,252
PayPal Holdings, Inc.(b)	502,717	77,926,162
Visa, Inc., Class A	353,210	68,960,720
WEX, Inc.(b)	27,479	4,069,090
		326,776,878
Diversified Support Services–0.55%
Cintas Corp.	93,075	23,078,877
Environmental & Facilities Services–1.02%
Clean Harbors, Inc.(b)	425,939	25,296,517
GFL Environmental, Inc. (Canada)	914,888	17,538,403
		42,834,920
Shares		Value
Financial Exchanges & Data–0.40%
CME Group, Inc., Class A	37,884	$6,917,618
London Stock Exchange Group PLC (United Kingdom)	98,681	9,825,003
		16,742,621
Food Distributors–0.78%
Sysco Corp.	596,574	32,907,022
Health Care Equipment–4.85%
Baxter International, Inc.	48,317	4,349,013
Boston Scientific Corp.(b)	1,235,936	46,953,209
Danaher Corp.	51,953	8,655,889
DexCom, Inc.(b)	104,496	39,531,882
Intuitive Surgical, Inc.(b)	55,655	32,281,570
Teleflex, Inc.	114,135	41,415,026
Zimmer Biomet Holdings, Inc.	246,357	31,124,743
		204,311,332
Health Care Services–1.05%
Laboratory Corp. of America Holdings(b)	107,473	18,842,166
LHC Group, Inc.(b)	156,514	25,435,090
		44,277,256
Health Care Technology–0.10%
Teladoc Health, Inc.(b)	25,312	4,405,807
Home Improvement Retail–3.58%
Lowe’s Cos., Inc.	1,157,251	150,847,668
Hotels, Resorts & Cruise Lines–0.42%
Marriott Vacations Worldwide Corp.	69,267	6,222,255
Wyndham Destinations, Inc.	359,398	11,428,856
		17,651,111
Industrial Conglomerates–0.49%
Roper Technologies, Inc.	52,487	20,669,381
Industrial Gases–0.21%
Linde PLC (United Kingdom)	42,715	8,642,953
Interactive Home Entertainment–6.89%
Activision Blizzard, Inc.	1,446,717	104,134,690
Electronic Arts, Inc.(b)	490,604	60,285,419
Nintendo Co. Ltd. (Japan)	187,700	75,860,067
Take-Two Interactive Software, Inc.(b)	368,304	50,151,956
		290,432,132
Interactive Media & Services–10.70%
Alphabet, Inc., Class C(b)	161,969	231,440,743
Facebook, Inc., Class A(b)	974,885	219,436,865
		450,877,608
Internet & Direct Marketing Retail–14.06%
Alibaba Group Holding Ltd., ADR (China)(b)	608,245	126,143,931
Amazon.com, Inc.(b)	175,695	429,112,197
Booking Holdings, Inc.(b)	22,865	37,485,338
		592,741,466

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Capital Appreciation Fund

Shares		Value
Leisure Facilities–0.20%
Cedar Fair L.P.(b)	269,795	$8,582,179
Life & Health Insurance–0.79%
Athene Holding Ltd., Class A(b)	1,154,412	33,350,963
Life Sciences Tools & Services–1.60%
Avantor, Inc.(b)	1,635,337	31,022,343
Illumina, Inc.(b)	100,670	36,548,243
		67,570,586
Managed Health Care–1.89%
Humana, Inc.	104,584	42,947,419
UnitedHealth Group, Inc.	120,989	36,883,497
		79,830,916
Movies & Entertainment–0.99%
IMAX Corp.(b)	560,864	7,072,495
Netflix, Inc.(b)	71,610	30,056,866
Vivendi S.A. (France)	195,165	4,443,348
		41,572,709
Oil & Gas Exploration & Production–0.25%
Viper Energy Partners L.P.	1,024,231	10,744,183
Oil & Gas Refining & Marketing–0.85%
Marathon Petroleum Corp.	672,186	23,620,616
PBF Energy, Inc., Class A	1,144,523	12,154,834
		35,775,450
Packaged Foods & Meats–1.91%
Conagra Brands, Inc.	546,882	19,026,025
Nomad Foods Ltd. (United Kingdom)(b)	763,392	16,168,642
Tyson Foods, Inc., Class A	737,255	45,296,947
		80,491,614
Pharmaceuticals–0.33%
MyoKardia, Inc.(b)	53,239	5,445,817
Novo Nordisk A/S, Class B (Denmark)	65,072	4,242,493
Zoetis, Inc.	28,984	4,040,080
		13,728,390
Railroads–0.87%
Kansas City Southern	166,169	25,011,758
Union Pacific Corp.	69,420	11,791,681
		36,803,439
Regional Banks–0.39%
SVB Financial Group(b)	76,280	16,381,130
Research & Consulting Services–0.48%
CoStar Group, Inc.(b)	30,542	20,059,986
Shares		Value
Restaurants–1.50%
Restaurant Brands International, Inc. (Canada)	1,160,732	$63,329,538
Semiconductor Equipment–1.57%
Applied Materials, Inc.	779,337	43,783,153
ASML Holding N.V., New York Shares (Netherlands)	68,191	22,469,616
		66,252,769
Semiconductors–4.10%
NVIDIA Corp.	127,383	45,223,513
QUALCOMM, Inc.	396,086	32,035,436
Semtech Corp.(b)	922,487	49,057,858
Silicon Motion Technology Corp., ADR (Taiwan)	1,028,390	46,349,537
		172,666,344
Specialty Chemicals–0.33%
Sherwin-Williams Co. (The)	23,335	13,857,490
Systems Software–6.50%
Microsoft Corp.	1,084,582	198,749,651
Palo Alto Networks, Inc.(b)	113,429	26,686,441
ServiceNow, Inc.(b)	124,901	48,452,845
		273,888,937
Technology Hardware, Storage & Peripherals–2.38%
Apple, Inc.	315,096	100,181,622
Trading Companies & Distributors–0.70%
Fastenal Co.	361,627	14,920,730
United Rentals, Inc.(b)	106,107	14,737,201
		29,657,931
Trucking–1.33%
J.B. Hunt Transport Services, Inc.	72,988	8,734,474
Knight-Swift Transportation Holdings, Inc.	222,006	9,237,670
Lyft, Inc., Class A(b)	598,416	18,706,484
Uber Technologies, Inc.(b)	538,726	19,566,528
		56,245,156
Wireless Telecommunication Services–0.10%
T-Mobile US, Inc.(b)	43,392	4,340,936
TOTAL INVESTMENTS IN SECURITIES–99.92% (Cost $2,766,530,141)		4,211,886,697
OTHER ASSETS LESS LIABILITIES—0.08%		3,494,442
NET ASSETS–100.00%		$4,215,381,139
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Capital Appreciation Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.
	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class*	$3,486,118	$37,173,065	$(40,659,145)	$(38)	$-	$-	$12,592

*	At May 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,062,144,854	$149,741,843	$—	$4,211,886,697
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Capital Appreciation Fund to Invesco Capital Appreciation Fund.
Invesco Oppenheimer Capital Appreciation Fund